Other Financial Information (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets [Abstract]
Cash and cash equivalents	$ 45,538	$ 40,529	$ 39,204	$ 26,927
Accounts receivable, net	29,122	31,959
Prepaid expenses and other current assets	8,969	6,963
Total current assets	98,182	85,952
Vessels, port terminals and other fixed assets, net	356,038	350,088
Deferred dry dock and special survey costs, net	10,811	6,869
Current liabilities
Accounts payable	34,747	23,211
Due to affiliate companies	1,853	2,000
Accrued expenses	17,011	15,717
Deferred income	3,004	4,492
Due to related parties, net	3,664
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt	69	69
Total current liabilities	61,701	76,710
Senior notes	200,000	200,000
Due to related parties, net	8,859
Long term debt, net of current portion	529	599
Capital lease obligations, net of current portion	23,759	0
Other long-term liabilities	1,573	3,072
Deferred tax liability	18,522	19,628
Total non-current liabilities	253,242	223,299
Total Navios Logistics stockholders' equity	320,840	320,684
Noncontrolling interest	561	541
Total stockholders' equity	321,401	321,225	329,279	310,032
Navios South American Logistics Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	81	81
Due from affiliate companies	228,257	206,936
Intercompany receivables	10,609	11,592
Prepaid expenses and other current assets	1,304	734
Total current assets	240,251	219,343
Investments in affiliates	318,580	314,977
Deferred financing costs and other long term assets	5,743	6,399
Total noncurrent assets	324,323	321,396
Total assets	564,574	540,739
Current liabilities
Due to affiliate companies	39,768	15,873
Accrued expenses	3,966	4,182
Total current liabilities	43,734	20,055
Senior notes	200,000	200,000
Total non-current liabilities	200,000	200,000
Total liabilities	243,734	220,055
Total Navios Logistics stockholders' equity	320,840	320,684
Total stockholders' equity	320,840	320,684
Total liabilities and stockholders' equity	564,574	540,739
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	45,170	40,111	38,341	26,604
Accounts receivable, net	29,052	31,875
Due from affiliate companies	34,624	15,534
Intercompany receivables	0	0
Prepaid expenses and other current assets	22,171	12,692
Total current assets	131,017	100,212
Vessels, port terminals and other fixed assets, net	354,620	348,529
Investments in affiliates	692	679
Goodwill and other intangible assets	163,237	167,675
Deferred dry dock and special survey costs, net	10,811	6,869
Deferred financing costs and other long term assets	2,046	3,964
Total noncurrent assets	531,406	527,716
Total assets	662,423	627,928
Current liabilities
Accounts payable	34,675	23,046
Due to affiliate companies	225,142	213,041
Accrued expenses	12,803	6,964
Deferred income	3,004	4,492
Due to related parties, net	3,664	11,592
Intercompany payable	10,609
Current portion of capital lease obligations	1,353	31,221
Current portion of long-term debt		0
Total current liabilities	291,250	290,356
Due to related parties, net	8,859
Long term debt, net of current portion		0
Capital lease obligations, net of current portion	23,759
Other long-term liabilities	1,573	3,072
Deferred tax liability	18,402	19,503
Total non-current liabilities	52,593	22,575
Total liabilities	343,843	312,931
Total Navios Logistics stockholders' equity	318,580	314,997
Noncontrolling interest		0
Total stockholders' equity	318,580	314,997
Total liabilities and stockholders' equity	662,423	627,928
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	287	337	863
Accounts receivable, net	70	84
Due from affiliate companies	3,550	1,351
Prepaid expenses and other current assets	47	38
Total current assets	3,954	1,810
Vessels, port terminals and other fixed assets, net	1,418	1,559
Goodwill and other intangible assets	284	284
Deferred financing costs and other long term assets	3	3
Total noncurrent assets	1,705	1,846
Total assets	5,659	3,656
Current liabilities
Accounts payable	72	165
Due to affiliate companies	3,374	1,253
Accrued expenses	242	225
Current portion of long-term debt	69	69
Total current liabilities	3,757	1,712
Long term debt, net of current portion	529	599
Other long-term liabilities		0
Deferred tax liability	120	125
Total non-current liabilities	649	724
Total liabilities	4,406	2,436
Total Navios Logistics stockholders' equity	692	679
Noncontrolling interest	561	541
Total stockholders' equity	1,253	1,220
Total liabilities and stockholders' equity	5,659	3,656
Eliminations
Current assets [Abstract]
Due from affiliate companies	(266,431)	(223,821)
Intercompany receivables	(10,609)	(11,592)
Total current assets	(277,040)	(235,413)
Investments in affiliates	(319,272)	(315,676)
Total noncurrent assets	(319,272)	(315,676)
Total assets	(596,312)	(551,089)
Current liabilities
Due to affiliate companies	(266,431)	(223,821)
Due to related parties, net		(11,592)
Intercompany payable	(10,609)
Total current liabilities	(277,040)	(235,413)
Total liabilities	(277,040)	(235,413)
Total Navios Logistics stockholders' equity	(319,272)	(315,676)
Total stockholders' equity	(319,272)	(315,676)
Total liabilities and stockholders' equity	$ (596,312)	$ (551,089)